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                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 33-19293



                      PRESIDENTIAL LIFE INSURANCE COMPANY

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                        PRESIDENTIAL VARIABLE ACCOUNT ONE
         SUPPLEMENT TO THE PRESIDENTIAL ICAP VARIABLE ANNUITY PROSPECTUS
                                Dated May 1, 2000

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     The following replaces the investment charges and corresponding examples for the CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Annual Trust Expenses" on page 7 of the Prospectus:

                                   MANAGEMENT      OTHER       TOTAL ANNUAL
                                   FEE             EXPENSES    EXPENSES
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Capital Appreciation+              0.70%           0.04%       0.74%

     +The expenses noted here are restated to reflect an estimate of fees for the Portfolio for the current fiscal year. On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management fees for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000.

     Also, the Examples on page 8 of the Prospectus for the Portfolio are amended as follows:

VARIABLE PORTFOLIO                1 YEAR      3 YEARS    5 YEARS    10 YEARS
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Capital Appreciation              (A)$72      $98        $127       $252
                                  (B)$22      $68        $117       $252



Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.